Leases (Details)	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2022 HKD ($)
Leases [Abstract]
Operating lease expense	$ 1,156,024	$ 148,051	$ 1,177,995	$ 1,251,597
Short term operating lease expense	$ 27,467	$ 3,518	$ 86,395	$ 94,376